Other Financial Assets and Liabilities - Summary of Derivative Financial Assets and Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Assets, Total	₩ 190,830	₩ 99,453
Less: Assets, non-current	(147,141)	(67,889)
Assets, Current	43,689	31,564
Liabilities, Total	33,555	18,126
Less: Liabilities, non-current	(33,555)	(242)
Liabilities, Current	0	17,884
Interest rate swap [member]
Disclosure of detailed information about financial instruments [line items]
Assets, Total	4,236	0
Liabilities, Total	0	77
Currency swap [member]
Disclosure of detailed information about financial instruments [line items]
Assets, Total	186,594	99,453
Liabilities, Total	₩ 33,555	₩ 18,049